UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21682

                                             Sterling Capital Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                                                             Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street, 5th Floor

                                            Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Equity Income VIF
Schedule of Portfolio Investments March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 91.1%
	Consumer Discretionary — 14.3%
4,000	Dunkin’ Brands Group, Inc.	$190,240
1	Mattel, Inc.	23
3,746	McDonald’s Corp.	365,010
5,700	Omnicom Group, Inc.	444,486
20,000	Pearson PLC, ADR	432,200
3,600	Time Warner Cable, Inc.	539,568

		1,971,527

	Consumer Staples — 12.0%
3,200	General Mills, Inc.	181,120
6,000	PepsiCo, Inc.	573,720
4,800	Philip Morris International, Inc.	361,584
13,000	Unilever PLC, ADR	542,230

		1,658,654

	Energy — 7.5%
13,000	Kinder Morgan, Inc.	546,780
6,660	Occidental Petroleum Corp.	486,180

		1,032,960

	Financials — 9.5%
7,000	KKR & Co. LP	159,670
11,000	MetLife, Inc.	556,050
2,000	Travelers Cos., Inc. (The)	216,260
7,000	Wells Fargo & Co.	380,800

		1,312,780

	Health Care — 20.9%
9,635	Abbott Laboratories	446,390
6,630	AbbVie, Inc.	388,120
3,000	Anthem, Inc.	463,230
7,800	Baxter International, Inc.	534,300
5,500	Novartis AG, ADR	542,355
15,000	Pfizer, Inc.	521,850

		2,896,245

	Industrials — 7.9%
23,400	General Electric Co.	580,554

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
5,300	United Parcel Service, Inc., Class B	$513,782

		1,094,336

	Information Technology — 12.3%
2,500	International Business Machines Corp.	401,250
11,000	Maxim Integrated Products, Inc.	382,910
9,190	Microsoft Corp.	373,619
7,830	QUALCOMM, Inc.	542,932

		1,700,711

	Materials — 2.4%
5,000	Scotts Miracle-Gro Co. (The), Class A	335,850

	Telecommunication Services — 4.3%
12,195	Verizon Communications, Inc.	593,043

	Total Common Stocks (Cost $10,721,390)	12,596,106

MONEY MARKET FUND — 8.9%
1,237,588	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(a)	1,237,588

	Total Money Market Fund (Cost $1,237,588)	1,237,588

Total Investments — 100.0% (Cost $11,958,978)		13,833,694
Net Other Assets (Liabilities) — (0.0%)		(3,206)

NET ASSETS — 100.0%		$13,830,488

(a)	Represents the current yield as of report date.

ADR — American Depositary Receipt

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Special Opportunities VIF
Schedule of Portfolio Investments March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.4%
	Consumer Discretionary — 19.6%
21,000	Comcast Corp., Class A	$1,185,870
17,000	DIRECTV(a)	1,446,700
28,600	Discovery Communications, Inc., Class C(a)	842,985
50,000	Ford Motor Co.	807,000

		4,282,555

	Consumer Staples — 4.0%
24,000	Mondelez International, Inc., Class A	866,160

	Energy — 1.9%
4,500	EOG Resources, Inc.	412,605

	Financials — 9.9%
8,616	American Campus Communities, Inc., REIT	369,367
11,000	Capital One Financial Corp.	867,020
15,500	Och-Ziff Capital Management Group, LLC, Class A	195,920
12,100	Ryman Hospitality Properties, Inc., REIT	737,011

		2,169,318

	Health Care — 13.6%
11,000	HCA Holdings, Inc.(a)	827,530
7,000	MEDNAX, Inc.(a)	507,570
19,500	Myriad Genetics, Inc.(a)	690,300
8,000	UnitedHealth Group, Inc.	946,320

		2,971,720

	Industrials — 14.0%
13,500	Expeditors International of Washington, Inc.	650,430
7,500	J.B. Hunt Transport Services, Inc.	640,463
22,000	Nielsen NV	980,540
11,000	Verisk Analytics, Inc., Class A(a)	785,400

		3,056,833

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — 33.4%
40,000	Activision Blizzard, Inc.	$909,000
11,000	Akamai Technologies, Inc.(a)	781,495
17,000	Check Point Software Technologies, Ltd.(a)	1,393,490
47,000	Cisco Systems, Inc.	1,293,675
14,000	Citrix Systems, Inc.(a)	894,180
13,000	eBay, Inc.(a)	749,840
8,500	Intuit, Inc.	824,160
15,000	NCR Corp.(a)	442,650

		7,288,490

	Total Common Stocks (Cost $13,744,159)	21,047,681

MONEY MARKET FUND — 1.9%
410,709	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	410,709

	Total Money Market Fund (Cost $410,709)	410,709

Total Investments — 98.3% (Cost $14,154,868)		21,458,390
Net Other Assets (Liabilities) — 1.7%		378,933

NET ASSETS — 100.0%		$21,837,323

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments March 31, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 10.8%
$246,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(a)	$248,695
30,000	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	29,900
102,000	CarMax Auto Owner Trust, Series 2014-2, Class A3, 0.980%, 1/15/19	101,975
140,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	144,608
200,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	203,332
100,000	Ford Credit Auto Owner Trust 2014-REV2, Series 2014-2, Class A, 2.310%, 4/15/26(a)	101,869
30,000	SBA Tower Trust, Series 2014-1A, Class C, STEP, 2.898%, 10/15/44(a)	30,365
121,316	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.491%, 10/25/35(b)	117,510
59,694	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/18	59,698
28,000	World Omni Auto Receivables Trust, Series 2014-A, Class A3, 0.940%, 4/15/19	28,003

	Total Asset Backed Securities (Cost $1,052,600)	1,065,955

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
42,151	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	44,672
72,317	Fannie Mae, Series 2011-99, Class CV, 4.500%, 3/25/26	80,556
57,274	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	62,194
55,525	Freddie Mac, Series 4287, Class V, 4.500%, 10/1/26	62,057
75,565	Freddie Mac, Series 4323, Class VA, 4.000%, 3/15/27	84,095
129,425	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	137,686
64,884	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	67,186
34,710	PHHMC Trust, Series 2007-6, Class A1, 5.457%, 12/18/37(b)	34,621
58,310	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	58,883
10,546	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	10,777

	Total Collateralized Mortgage Obligations (Cost $630,835)	642,727

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.2%
4,099	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.597%, 4/10/49(b)	4,101
80,000	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	85,127
65,374	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.431%, 11/10/42(b)	65,309

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	$40,247
92,890	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-Top26, Class A4, 5.471%, 1/12/45(b)	98,898
60,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	64,943
30,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	32,751
30,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	31,915
117,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	118,764
120,275	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(b)	121,454
56,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	61,328
35,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	38,232
145,046	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	154,242
49,776	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	54,043
25,000	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 5.874%, 8/12/49(b)	27,110
16,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	17,449
105,886	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.270%, 1/11/43(b)	117,665
80,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.462%, 3/12/44(b)	82,478
130,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.686%, 4/15/49(b)	139,938
39,288	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	39,985
61,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	65,827
25,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	27,322

	Total Commercial Mortgage-Backed Securities (Cost $1,505,252)	1,489,128

CORPORATE BONDS — 27.6%
	Consumer Discretionary — 2.8%
26,000	CBS Corp., 4.600%, 1/15/45	26,469
31,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(a)	36,153
29,000	Ford Motor Co., 7.450%, 7/16/31	40,037
41,000	Lear Corp., 5.375%, 3/15/24	42,435
20,000	Lowe’s Cos., Inc., 5.800%, 4/15/40	25,948
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	26,715
40,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	45,200
29,000	Viacom, Inc., 5.850%, 9/1/43	32,646

		275,603

Continued

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments — (continued) March 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Staples — 0.8%
$26,000	CVS Health Corp., 6.125%, 9/15/39	$33,942
25,000	Lorillard Tobacco Co., 6.875%, 5/1/20	29,797
11,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	11,238

		74,977

	Energy — 3.3%
33,000	Chesapeake Energy Corp., 3.503%, 4/15/19(b)	31,764
40,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	48,533
33,000	Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	35,021
28,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/1/20	29,400
32,000	NuStar Logistics LP, 8.150%, 4/15/18	35,847
26,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	27,235
30,000	Shell International Finance BV, 4.550%, 8/12/43	34,005
27,000	Statoil ASA, 4.800%, 11/8/43	31,534
30,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	31,785
16,000	Williams Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	16,080

		321,204

	Financials — 14.4%
33,000	Ally Financial, Inc., 2.750%, 1/30/17	32,878
31,000	Apollo Management Holdings LP, 4.000%, 5/30/24(a)	31,887
30,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	29,509
39,000	Associates Corp. of North America, 6.950%, 11/1/18	45,420
25,000	Bank of America Corp., MTN, 5.875%, 2/7/42	31,804
31,000	Bank of America Corp., Series K, 8.000%, 7/29/49(b)	33,131
30,000	CBRE Services, Inc., 5.250%, 3/15/25	32,250
40,000	CIT Group, Inc., 4.250%, 8/15/17	40,500
26,000	Citigroup, Inc., 5.875%, 1/30/42	33,172
46,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	46,288
7,000	Federal Realty Investment Trust, REIT, 2.750%, 6/1/23	6,914
29,000	First Data Corp., 7.375%, 6/15/19(a)	30,305
42,000	General Electric Capital Corp., 5.300%, 2/11/21	48,515
24,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	34,525
31,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	40,408
60,000	Health Care REIT, Inc., 4.950%, 1/15/21	66,646
40,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	40,070
47,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	47,084
30,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	30,408
40,000	HSBC Finance Corp., 6.676%, 1/15/21	47,497
25,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(b)	26,906
30,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(a)	36,675

Principal Amount		FairValue
CORPORATE BONDS — (continued)
	Financials — (continued)
$19,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(a)	$31,171
77,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	87,576
92,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	97,493
53,000	National City Corp., 6.875%, 5/15/19	62,536
25,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(a)	40,338
36,000	Pacific LifeCorp, 5.125%, 1/30/43(a)	40,610
25,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	29,469
27,000	Prudential Financial, Inc., MTN, Series D, 7.375%, 6/15/19	32,693
37,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	37,780
17,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	19,382
30,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	32,418
25,000	Validus Holdings, Ltd., 8.875%, 1/26/40	35,456
25,000	Ventas Realty LP, REIT, 5.700%, 9/30/43	30,719
25,000	Wachovia Corp., 5.500%, 8/1/35	29,455

		1,419,888

	Health Care — 1.0%
36,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	37,710
25,000	Humana, Inc., 4.950%, 10/1/44	27,509
30,000	Medtronic, Inc., 4.375%, 3/15/35(a)	32,623

		97,842

	Industrials — 1.7%
24,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	27,392
36,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	36,270
35,000	International Lease Finance Corp., 4.875%, 4/1/15	35,000
37,000	United Rentals North America, Inc., 7.375%, 5/15/20	39,983
23,000	Waste Management, Inc., 4.100%, 3/1/45	23,502

		162,147

	Materials — 2.1%
30,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(a)	30,840
18,000	International Paper Co., 7.300%, 11/15/39	24,015
36,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	38,430
40,000	LYB International Finance BV, 4.875%, 3/15/44	42,966
32,000	Mosaic Co. (The), 5.450%, 11/15/33	37,000
34,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	35,403

		208,654

	Telecommunication Services — 1.5%
35,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(a)	36,881
26,000	Level 3 Financing, Inc., 9.375%, 4/1/19	27,219

Continued

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments — (continued) March 31, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — (continued)
$64,000	Verizon Communications, Inc., 6.550%, 9/15/43	$83,338

		147,438

	Total Corporate Bonds (Cost $2,562,939)	2,707,753

FOREIGN GOVERNMENT BONDS — 1.1%
	Mexico — 1.1%
32,000	United Mexican States, 5.550%, 1/21/45	37,520
72,000	United Mexican States, MTN, 4.750%, 3/8/44	75,600

		113,120

	Total Foreign Government Bonds (Cost $95,287)	113,120

MORTGAGE-BACKED SECURITIES — 10.7%
	Fannie Mae — 5.3%
3,542	4.500%, 10/1/18, Pool #752030	3,714
6,458	5.000%, 10/1/25, Pool #255894	7,173
111,591	4.000%, 6/1/32, Pool #MA1089	120,526
79,123	4.000%, 6/1/34, Pool #MA1922	85,458
3,114	7.000%, 6/1/35, Pool #255820	3,598
11,388	5.000%, 11/1/35, Pool #842402	12,663
8,266	6.000%, 12/1/36, Pool #902054	9,434
81,174	5.500%, 8/1/37, Pool #995082	91,797
38,022	5.000%, 6/1/40, Pool #AD4927	42,554
33,404	5.000%, 6/1/40, Pool #AD7860	37,397
72,842	4.500%, 5/1/41, Pool #AI1023	79,840
22,508	4.500%, 11/1/41, Pool #AJ4994	24,660

		518,814

	Freddie Mac — 4.1%
4,581	6.000%, 10/1/19, Pool #G11679	4,785
3,371	5.500%, 10/1/21, Pool #G12425	3,679
13,629	6.500%, 12/1/37, Pool #A69955	16,427
54,072	4.500%, 1/1/40, Pool #A90764	58,998
41,966	3.768%, 7/1/40, Pool #1B4948(b)	44,622
115,823	5.000%, 7/1/40, Pool #A93070	128,603
107,520	4.000%, 11/1/41, Pool #Q04740	115,722
27,227	3.500%, 7/1/44, Pool #Q27286	28,564

		401,400

	Ginnie Mae — 1.3%
87,709	4.500%, 6/15/39, Pool #701962	96,905
33,130	5.000%, 2/15/40, Pool #737037	37,042

		133,947

	Total Mortgage-Backed Securities (Cost $1,006,161)	1,054,161

MUNICIPAL BONDS — 12.1%
	California — 3.6%
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	254,155
65,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	101,139

		355,294

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Colorado — 0.6%
$ 55,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	$55,670

	Connecticut — 0.6%
60,000	State of Connecticut, Public Improvements G.O., Taxable, Series B, 2.551%, 10/15/22	61,738

	District of Columbia — 0.7%
65,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	68,064

	Illinois — 1.3%
130,000	State of Illinois, Public Improvements Revenue, Taxable, 2.931%, 6/15/22	132,053

	New Jersey — 0.4%
40,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	40,002

	New York — 2.8%
100,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	100,043
155,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	173,110

		273,153

	Pennsylvania — 0.7%
70,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	71,207

	Washington — 0.5%
45,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	46,156

	Wisconsin — 0.9%
90,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	90,088

	Total Municipal Bonds (Cost $1,100,260)	1,193,425

U.S. GOVERNMENT AGENCIES — 0.1%
	Fannie Mae — 0.1%
4,000	6.250%, 5/15/29	5,735

	Total U.S. Government Agencies (Cost $5,418)	5,735

U.S. TREASURY BONDS — 3.0%
50,201	1.750%, 1/15/28(c)	58,754
60,991	0.625%, 2/15/43(c)	59,757
158,000	3.125%, 2/15/43	176,442

	Total U.S. Treasury Bonds (Cost $294,436)	294,953

U.S. TREASURY NOTES — 10.4%
653,000	0.875%, 7/15/17	656,265

Continued

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments — (continued) March 31, 2015 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES — (continued)
$338,000	2.750%, 2/15/24	$362,241

	Total U.S. Treasury Notes (Cost $1,013,083)	1,018,506

Shares
PREFERRED STOCKS — 1.0%
	Financials — 1.0%
2,059	Citigroup Capital XIII, 7.875%	54,605
1,341	US Bancorp, Series F, 6.500%	39,841

		94,446

	Total Preferred Stocks (Cost $86,766)	94,446

Shares		Fair Value
MONEY MARKET FUND — 0.2%
16,784	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(d)	$16,784

	Total Money Market Fund (Cost $16,784)	16,784

Total Investments — 98.7% (Cost $9,369,821)		9,696,693
Net Other Assets (Liabilities) — 1.3%		131,040

NET ASSETS — 100.0%		$9,827,733

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2015. The maturity date reflected is the final maturity date.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments March 31, 2015 (Unaudited)

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and, as of the date of these Schedules of Portfolio Investments, offered shares of Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust, as of the date of these Schedules of Portfolio Investments, is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds, as of the date of these Schedules of Portfolio of Investments, were offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds, as defined in the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of March 31, 2015.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2015, there were no changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued) March 31, 2015 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2015 is as follows:

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Equity Income VIF	$13,833,694(a)	—	—	$13,833,694
Sterling Capital Special Opportunities VIF	21,458,390(a)	—	—	21,458,390
Sterling Capital Total Return Bond VIF	111,230(b)	$9,585,463(a)	—	9,696,693

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and preferred stocks.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Levels during the period ended March 31, 2015.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. There were no mortgage dollar rolls as of March 31, 2015.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received. There were no “when-issued” securities as of March 31, 2015.

3.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Sterling Capital Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued) March 31, 2015 (Unaudited)

At December 31, 2014, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Equity Income VIF	—	—	$13,056,364	2016
Sterling Capital Equity Income VIF	—	—	3,263,903	2017
Sterling Capital Total Return Bond VIF	$53,393	$24,708	—	—

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

At March 31, 2015, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Equity Income VIF	$11,958,978	$2,052,569	$(177,853)	$1,874,716
Sterling Capital Special Opportunities VIF	14,154,868	7,610,732	(307,210)	7,303,522
Sterling Capital Total Return Bond VIF	9,369,821	378,511	(51,639)	326,872

4.	Fund Liquidations:

On February 24, 2015, the Board approved the liquidation of each of the Funds, which occurred on April 24, 2015, and the winding up and termination of the Trust.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Variable Insurance Funds

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 5/22/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date 5/22/2015

By (Signature and Title) /s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date 5/22/2015